Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at January 1	$ 15.0	$ 16.6
Decreases related to prior year tax positions	(0.4)	0.3
Increases related to current year tax positions	0.9	0.7
Settlements	(0.2)	(2.5)
Reduction due to lapse of applicable statute of limitations	(2.2)	(0.1)
Balance at December 31	$ 13.1	$ 15.0